Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Currency Risk) (Details)
S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
CANADA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						$ (2,602)	$ (2,010)				$ (7,341)	$ (5,852)
Effect of Foreign denominated items				$ 351
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
CANADA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets						376					4,511
CANADA | Marketable Securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets											697
CANADA | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets						279					292
CANADA | Investments In Associate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets						5,244					3,685
CANADA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities						(8,478)					(14,950)
CANADA | Due to Related Party [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities						$ (23)
CANADA | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities											$ (1,576)
PERU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	S/ (18,023)						(5,458)	S/ (18,333)				(5,650)
Effect of Foreign denominated items | S/	S/ 506
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
PERU | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets | S/	S/ 941							693
PERU | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets | S/	3,660							4,428
PERU | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets | S/	459							421
PERU | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities | S/	(18,492)							(17,244)
PERU | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities | S/	S/ (4,591)							S/ (6,631)
MEXICO
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ (302,032)		(16,055)		$ (482,771)			(24,462)
Effect of Foreign denominated items		$ 1,874
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
MEXICO | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets					37,039				27,842
MEXICO | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets					11,836				3,018
MEXICO | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(218,833)				(253,702)
MEXICO | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(2,991)				(2,418)
MEXICO | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(59,810)				(176,977)
MEXICO | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(2,296)				(1,967)
MEXICO | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					$ (66,977)				$ (78,567)
ARGENTINA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	S/ 479,810						$ 11,646			$ 4,405		$ 236
Effect of Foreign denominated items			$ 878
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
ARGENTINA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets	S/ 6,967									12,186
ARGENTINA | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets	598,002									33
ARGENTINA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities	S/ (125,159)									$ (7,814)